Long-Term Payables (Details)	Jun. 30, 2026	Jan. 01, 2026
Debt Instrument [Line Items]
Interest rate	6.00%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate		6.00%
Minimum [Member]
Debt Instrument [Line Items]
Interest rate		3.00%